Government grant advances and loans (Tables)	12 Months Ended
Dec. 31, 2023
Government Grants [Abstract]
Schedule of Government Grant Advances and Loans

		December 31,
	Note	2021	2022	2023
		(in thousands)
Current
Government grant advances	16.1	$3,317	$968	$708
Research project financing	16.2	1,057	1,237	1,518
Government loans	16.2	1,832	1,954	1,727
Accrued interest	16.2	—	—	653
Total current portion		$6,206	$4,159	$4,606
Non-current
Government grant advances	16.1	$2,048	$872	$328
Research project financing	16.2	2,248	1,567	259
Government loans	16.3	3,084	1,424	173
Accrued interest	16.2	1,974	2,372	2,496
Total non-current portion		$9,354	$6,235	$3,256